EQUITY METHOD INVESTMENT (Details) - USD ($) $ in Thousands		2 Months Ended	9 Months Ended	12 Months Ended
	Oct. 30, 2020	Dec. 31, 2020	Oct. 02, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Consideration paid				$ 25,384
Distributions received from equity method investment			$ 1,808
Premier Pools & Spas
Schedule of Equity Method Investments [Line Items]
Ownership percentage	28.00%		20.10%
Consideration paid	$ 25,400
Term of the supply agreement	10 years	3 months	10 years
Period defined in agreement for calculating percentage of rebates	3 years		3 years
Distributions received from equity method investment			$ 2,200	$ 25,400